Segment information - Summary (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Segment information
Number of businesses | item	2
Number of reportable segments | item	4
Net sales	€ 22,563	€ 23,147	€ 23,641
Depreciation and amortization	(1,455)	(1,591)	(1,594)
Operating (loss)/profit	(59)	16	(1,100)
Share of results of associated companies and joint ventures	12	11	18
Operating segments | Nokia's Networks business
Segment information
Net sales	20,120	20,523	21,829
Depreciation and amortization	(449)	(498)	(500)
Operating (loss)/profit	1,199	1,711	1,943
Share of results of associated companies and joint ventures	€ 12	21	18
Operating segments | Ultra Broadband Networks
Segment information
Number of reportable segments | item	1
Net sales	€ 8,691	8,970	9,757
Depreciation and amortization	(236)	(258)	(270)
Operating (loss)/profit	510	781	922
Share of results of associated companies and joint ventures	12	21	18
Operating segments | Mobile Networks
Segment information
Net sales	6,712	6,895	7,357
Operating segments | Fixed Networks
Segment information
Net sales	1,980	2,075	2,401
Operating segments | Global Services
Segment information
Net sales	5,710	5,810	6,036
Depreciation and amortization	(66)	(80)	(70)
Operating (loss)/profit	€ 242	411	406
Operating segments | IP Networks and Applications
Segment information
Number of reportable segments | item	1
Net sales	€ 5,719	5,743	6,036
Depreciation and amortization	(147)	(160)	(160)
Operating (loss)/profit	447	519	615
Operating segments | IP Routing
Segment information
Net sales	2,545	2,694	2,941
Operating segments | Optical Networks
Segment information
Net sales	1,606	1,499	1,564
Operating segments | Nokia Software
Segment information
Net sales	1,568	1,550	1,531
Operating segments | Nokia Technologies
Segment information
Net sales	1,486	1,639	1,038
Depreciation and amortization	(21)	(12)	(9)
Operating (loss)/profit	1,203	1,124	579
Share of results of associated companies and joint ventures		(10)
Operating segments | Group Common and Other
Segment information
Net sales	974	1,060	1,105
Depreciation and amortization	(45)	(48)	(43)
Operating (loss)/profit	(222)	(248)	(350)
Eliminations
Segment information
Net sales	(63)	(69)	(53)
Eliminations | Nokia's Networks business
Segment information
Net sales	1		1
Eliminations | Ultra Broadband Networks
Segment information
Net sales	1		1
Eliminations | Nokia Technologies
Segment information
Net sales	15	15	15
Eliminations | Group Common and Other
Segment information
Net sales	47	54	37
Segment total
Segment information
Net sales	22,580	23,222	23,972
Depreciation and amortization	(515)	(558)	(552)
Operating (loss)/profit	2,180	2,587	2,172
Share of results of associated companies and joint ventures	12	11	18
Unallocated items
Segment information
Net sales	(17)	(75)	(331)
Depreciation and amortization	(940)	(1,033)	(1,042)
Operating (loss)/profit	€ (2,239)	€ (2,571)	€ (3,272)